Real Estate - Schedule of Activity in Real Estate Facilities (Parenthetical) (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) Property
Restructuring Cost and Reserve [Line Items]
Number of Real Estate Properties	1
Casualty [Member]
Restructuring Cost and Reserve [Line Items]
Loss Contingency, Loss in Period | $	$ 4.6
NC
Restructuring Cost and Reserve [Line Items]
Number of Real Estate Properties	14